Provisions (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure of other provisions [abstract]
Summary of provision

	Chargebacks and rebates	Returns	Other	Total

Balance as at November 30, 2020	$1,678	$260	$9	$1,947

Provisions made	10,655	1,074	-	11,729

Provisions used	(8,570)	(924)	(9)	(9,503)

Effect of change in exchange rate	(50)	-	-	(50)

Balance as at November 30, 2021	$3,713	$410	$-	$4,123

Provisions made	12,910	2,004	-	14,914

Provisions used	(10,358)	(929)	-	(11,287)

Effect of change in exchange rate	(233)	-	-	(233)

Balance as at November 30, 2022	$6,032	$1,485	$-	$7,517